Offerings	Oct. 23, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, no par value
Amount Registered | shares	256,368
Proposed Maximum Offering Price per Unit	19.15
Maximum Aggregate Offering Price	$ 4,909,447.20
Fee Rate	0.0087%
Amount of Registration Fee	$ 427.12
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement (the "Registration Statement") shall also cover any additional ordinary shares that become issuable under the Gix Internet Ltd. 2017 Israeli Incentive Plan for the Allocation of Options and Shares (the "Plan") by reason of any share dividend, share split, recapitalization or other similar transaction. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) of the Securities Act based on $19.15, the weighted average exercise price per ordinary share (rounded to the nearest cent) of the outstanding option awards under the Plan as of the date of this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary share, no par value
Amount Registered | shares	568,109
Proposed Maximum Offering Price per Unit	4.00
Maximum Aggregate Offering Price	$ 2,272,436.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 197.70
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement (the "Registration Statement") shall also cover any additional ordinary shares that become issuable under the Gix Internet Ltd. 2017 Israeli Incentive Plan for the Allocation of Options and Shares (the "Plan") by reason of any share dividend, share split, recapitalization or other similar transaction. Represents ordinary shares issuable as future award grants under the Plan and the corresponding proposed maximum offering price per share, which is estimated solely for the purposes of calculating the registration fee under Rule 457(c) and Rule 457(h) under the Securities Act, on the basis of $4.00 per share, the average of the high ($4.10) and low ($3.90) price of the Registrant's ordinary shares, as reported on the Nasdaq Capital Market on October 21, 2026.